INCOME TAXES (Details) - Schedule of Company's Deferred Tax Assets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Operating loss carryforwards	$ 8,111	$ 5,800
Research and development	1,457	902
Accrued expenses	133	104
Bonus accrual	82	52
Lease liability	108	121
Other	55	42
Total deferred tax assets	9,946	7,021
Deferred tax liabilities
Right of use asset	(95)	(122)
Total deferred tax liabilities	(95)	(122)
Valuation allowance	(9,851)	(6,899)	$ (5,507)
Deferred tax assets, net of valuation allowance	$ 0	$ 0